Goodwill (Tables)	12 Months Ended
Oct. 31, 2021
Goodwill [Abstract]
Goodwill Acquisition
		October 31, 2021	October 31, 2020
	Note	$m	$m
Net book value
At November 1		3,835.4	6,671.3
Acquisitions	31	7.2	1.4
Impairment charge		-	(2,799.2)
Effects of movements in exchange rates		30.1	(38.1)
Transferred to assets held for sale	30	(147.2)	-
At October 31,		3,725.5	3,835.4
A CGU-level summary of the goodwill allocation is presented below:
Micro Focus		3,725.5	3,835.4

Key Assumption of Goodwill
The average annual revenue growth rate by product group, long-term cash flow growth rate and discount rate used in the VIU calculation are:

	October 31, 2021	October 31, 2020	Basis of assumptions
Long-term cash flow growth rate for terminal value	1.0%	1.0%
Long-term growth rate into perpetuity is based on nominal long term GDP growth forecasts for the main countries in which the CGU operates adjusted where deemed relevant by management to factor in competition and the maturity of the business.

Pre-tax discount rate[1]	10.6%	10.9%
The discount rate applied to the cash flows is based on the risk free rate for 30 year US government bonds. This rate is adjusted for a risk premium to reflect the increased risk of investing in equities. This risk premium is derived by observing an equity market risk premium (that is the required return over and above a risk free rate by an investor who is investing in the market as a whole) based on external sources and adjusting this with reference to both a beta and a size premium to reflect the risk of the cash-generating unit relative to the market as a whole to provide a cost of equity. Cost of debt is based on external indices reflecting the Group’s credit rating. Cost of equity and debt are then weighted based on market participant leverage.

Average annual revenue growth rate by product group	(4.2)% to 4.5%	(8.1)% to 2.2%
Average annual growth rates by product group are based on a combination of management’s past experience, management’s plans and observable trends in the markets in which the Group’s products operate in and updated for the impact of significant new agreements entered into where relevant, for example, the agreement with AWS on the modernization of mainframe applications and workloads signed in FY21.

1	This equates to a post-tax discount rate of 8.0% (2020: 8.2%).